Vehicles and equipment on operating leases	12 Months Ended
Mar. 31, 2011
Vehicles and equipment on operating leases

10. Vehicles and equipment on operating leases:

Vehicles and equipment on operating leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Vehicles	¥2,516,948	¥2,404,032	$28,912
Equipment	96,300	87,914	1,057

	2,613,248	2,491,946	29,969
Less - Accumulated depreciation	(791,169)	(662,255)	(7,964)

Vehicles and equipment on operating leases, net	¥1,822,079	¥1,829,691	$22,005

Rental income from vehicles and equipment on operating leases was ¥560,251 million, ¥496,729 million and ¥475,472 million ($5,718 million) for the years ended March 31, 2009, 2010 and 2011, respectively. Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥375,712	$4,518
2013	256,231	3,082
2014	110,583	1,330
2015	26,645	320
2016	6,547	79
Thereafter	5,487	66

Total minimum future rentals	¥781,205	$9,395

The future minimum rentals as shown above should not be considered indicative of future cash collections.